Average Annual Total Returns{- Fidelity Advisor Freedom® 2045 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-16 - Fidelity Advisor Freedom® 2045 Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class M Return Before Taxes Past 1 year	Class M Return Before Taxes Past 5 years	Class M Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class I Return Before Taxes Past 1 year	Class I Return Before Taxes Past 5 years	Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0390 Past 1 year	F0390 Past 5 years	F0390 Past 10 years
Total	10.43%	10.87%	8.65%	8.84%	9.14%	7.10%	6.93%	8.23%	6.55%	12.73%	11.11%	8.63%	15.21%	11.35%	8.48%	17.50%	12.47%	9.57%	17.52%		12.75%	[1]	Oct. 02, 2018	18.40%	15.22%	13.88%	16.54%	12.64%	10.64%

[1]	(a)Since inception October 2, 2018.